Stockholders' Equity - Additional Information (Detail) - USD ($)	1 Months Ended					9 Months Ended		12 Months Ended
	May 31, 2021	Nov. 30, 2020	Jun. 30, 2020	Feb. 29, 2020	Jul. 31, 2019	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common stock, authorized						150,000,000		150,000,000	150,000,000
Common stock, par value						$ 0.0001		$ 0.0001	$ 0.0001
Undesignated preferred stock						10,000,000		10,000,000	10,000,000
Undesignated shares of preferred stock outstanding						0		0	0
Cash dividends						$ 0		$ 0
Proceeds from issuance of common stock, net of offering costs						$ 86,000	$ 203,000
July 2019 Follow-on Offering [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock, net of offering costs					$ 129,464,000
July 2019 Follow-on Offering [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued and sold					7,475,000
Issuance price per shares					$ 18.5
Over-Allotment Option [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued and sold					975,000
February 2020 Follow-on Offering [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock, net of offering costs				$ 93,627,000
February 2020 Follow-on Offering [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued and sold				4,350,000
Issuance price per shares				$ 23
ATM Facility [Member]
Class of Stock [Line Items]
Common stock, shares issued and sold	1,829,268		384,140
Proceeds from issuance of common stock, net of offering costs	$ 14,550,000		$ 8,130,000					0	$ 14,550,000
Common stock remained available for future issuance								$ 26,549,000
ATM Facility [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued and sold									1,829,000
November 2020 Follow-on Offering [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock, net of offering costs		$ 70,221,000
November 2020 Follow-on Offering [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued and sold		5,000,000
Issuance price per shares		$ 15